Promotion and selling expenses	12 Months Ended
Dec. 31, 2017
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Promotion and selling expenses
11	Promotion and selling expenses

	2017	2016	2015
	RMB million	RMB million	RMB million
Sales commissions	1,935	1,926	3,150
Ticket office expenses	3,160	2,875	2,605
Computer reservation services	835	777	605
Advertising and promotion	196	173	122
Others	755	553	494

	6,881	6,304	6,976